Discontinued Operations (Cash Flow Information of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities		$ (175,888)		$ (68,187)	$ 228,857
Net cash provided by/(used in) discontinued investing activities		1,054,148		235,374	(228,406)
Net cash used in discontinued financing activities		(9,132)		(8,209)	(33,415)
Sogou [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities		(175,888)	[1]	(68,187)	219,516
Net cash provided by/(used in) discontinued investing activities		1,054,148	[1]	235,374	(217,598)
Net cash used in discontinued financing activities		$ (9,132)	[1]	$ (8,209)	(33,415)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities	[2]				9,341
Net cash provided by/(used in) discontinued investing activities	[2]				(10,808)
Net cash used in discontinued financing activities	[2]				$ 0

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
[2]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.